Fees Summary	Jul. 09, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 5,982,542,500.00
Previously Paid Amount	0.00
Total Fee Amount	915,927.26
Total Offset Amount	0.00
Net Fee	$ 915,927.26
Narrative - Max Aggregate Offering Amount | shares	6,000,000,000
Final Prospectus	true